Share capital and reserves - Summary of Detailed Information about Shares Authorized Issued and Fully Paid (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Number Of Shares Authorized Issued And Full Paid Value	£ 0.5	£ 0.5